Neiman Large Cap Value Fund
		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
12,370	Raytheon Technologies Corporation +			$ 1,188,881	4.38%

Beverages
18,000	The Coca-Cola Company			1,132,380	4.17%

Cable & Other Pay Television Services
2,800	The Walt Disney Company *			264,320	0.97%

Computer & Office Equipment
2,900	International Business Machines Corporation			409,451	1.51%

Computer Communications Equipment
9,900	Cisco Systems, Inc.			422,136	1.55%

Electronic Computers
8,700	Apple Inc. +			1,189,464	4.38%

Gas & Other Services Combined
7,400	Sempra Energy +			1,111,998	4.09%

Gold & Silver Ores
7,300	Newmont Corporation +			435,591	1.60%

Hospitals & Medical Service Plans
2,100	UnitedHealth Group, Inc.			1,078,623	3.97%

Industrial Inorganic Chemicals
3,300	Air Products and Chemicals, Inc.			793,584	2.92%

Metal Mining
6,900	Southern Copper Corporation			343,689	1.26%

Misc Industrial & Commercial Machinery & Equipment
3,600	Eaton Corporation PLC (Ireland) +			453,564	1.67%

National Commercial Banks
5,000	The PNC Financial Services Group, Inc.			788,850	2.90%

Petroleum Refining
7,400	Chevron Corporation +			1,071,372
12,900	Exxon Mobil Corporation +			1,104,756
				2,176,128	8.01%

Pharmaceutical Preparations
6,200	Johnson & Johnson +			1,100,562
13,100	Merck & Co.			1,194,327
14,300	Pfizer Inc.			749,749
				3,044,638	11.21%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
7,900	Dow Inc.			407,719	1.50%

Radio & TV Broadcasting & Communications Equipment
3,000	QUALCOMM Incorporated			383,220	1.41%

Railroads, Line-Haul Operating
3,800	Union Pacific Corporation +			810,464	2.98%

Retail - Variety Stores
2,600	Costco Wholesale Corp. +			1,246,128	4.59%

Rubber & Plastic Footwear
9,000	Nike Inc. Class B			919,800	3.39%

Security Brokers, Dealers & Flotation Companies
1,200	BlackRock, Inc.			730,848
16,400	The Charles Schwab Corporation			1,036,152
				1,767,000	6.50%

Semiconductors & Related Devices
10,400	Intel Corporation			389,064
6,300	Micron Technology, Inc.			348,264
3,000	Texas Instruments Incorporated +			460,950
				1,198,278	4.41%

Services - Business Services, NEC
2,600	Accenture PLC Class A (Ireland) +			721,890	2.66%

Services - Computer Processing & Data Preperation
3,600	Automatic Data Processing, Inc. +			756,144	2.78%

Services - Prepackaged Software
2,100	Microsoft Corporation			539,343	1.99%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
4,600	Procter & Gamble Co.			661,434	2.43%

Telephone Communications (No Radiotelephone)
21,600	AT&T, Inc.			452,736
7,100	Verizon Communications Inc.			360,325
				813,061	2.99%

Tobacco Products
11,900	Altria Group Inc. +			497,063
5,800	Philip Morris International, Inc.			572,692
				1,069,755	3.94%

Total for Common Stocks (Cost - $20,555,356)				26,127,533	96.16%

Real Estate Investment Trusts
10,100	Lamar Advertising Company - Class A +			888,497
Total for Real Estate Investment Trusts (Cost - $837,790)				888,497	3.27%

MONEY MARKET FUNDS
214,197	Fidelity® Investments Money Market - Government Portfolio -
	Class I 1.21% *			214,197	0.79%
	(Cost - $214,197)

	Total Investments			27,230,227	100.22%
	(Cost - $21,607,343)

	Liabilities in Excess of Other Assets			(59,426)	-0.22%

	Net Assets			$ 27,170,801	100.00%

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		June 30, 2022 (Unaudited)
Underlying Security		Call Option		Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Accenture PLC Class A (Ireland) **
August 19, 2022 Calls @ $370.00		4		$ 111,060	$ 180

Altria Group Inc.
September 16, 2022 Calls @ $60.00		16		66,832	64

Apple Inc.
August 19, 2022 Calls @ $190.00		12		164,064	84

Automatic Data Processing, Inc. **
August 19, 2022 Calls @ $250.00		5		105,020	250

Chevron Corporation **
July 15, 2022 Calls @ $190.00		10		144,780	50

Costco Wholesale Corp. **
July 15, 2022 Calls @ $640.00		4		191,712	20

Eaton Corporation PLC (Ireland)
July 15, 2022 Calls @ $175.00		5		62,995	100

Exxon Mobil Corporation
August 19, 2022 Calls @ $95.00		17		145,588	3,230

Johnson & Johnson
October 21, 2022 Calls @ $200.00		9		159,759	909

Lamar Advertising Company - Class A **
October 21, 2022 Calls @ $130.00		14		123,158	210

Newmont Corporation
August 19, 2022 Calls @ $95.00		9		53,703	18

Raytheon Technologies Corporation
August 19, 2022 Calls @ $115.00		18		172,998	198

Sempra Energy **
October 21, 2022 Calls @ $180.00		10		150,270	950

Texas Instruments Incorporated
September 16, 2022 Calls @ $210.00		4		61,460	40

Union Pacific Corporation **
August 19, 2022 Calls @ $305.00		5		106,640	75

Total (Premiums Received $36,455)				$ 1,820,039	$ 6,378

+ Portion or all of the security is pledged as collateral for call options written.
* The Yield shown represents the 7-day yield at June 30, 2022.
** Level 2 Security.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2022, was $21,607,343 and premiums received from options written was $36,455. At June 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 6,946,110
		Unrealized Depreciation		(1,293,149)
		Unrealized Appreciation		$ 5,652,961

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the "Trustees" or the "Board"). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the opinion of Fund management including as informed by the Adviser's opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2022:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 26,127,533	$ -	$ -	$ 26,127,533
Real Estate Investment Trusts		888,497	-	-	888,497
Money Market Funds		214,197	-	-	214,197
Total		$ 27,230,227	$ -	$ -	$ 27,230,227

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 4,643	$ 1,735	$ -	$ 6,378
Total		$ 4,643	$ 1,735	$ -	$ 6,378

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended June 30, 2022.

3. OPTIONS WRITTEN

As of June 30, 2022, the Fund had sufficient securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Call options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of June 30, 2022, portfolio securities valued at $1,820,039 were held by the Fund as collateral for options written by the Fund.